Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. Organization

resTORbio, Inc. (collectively referred to with its wholly owned, controlled subsidiaries, resTORbio Securities Corp. and Project Oasis Merger Sub, Inc. (“Merger Sub”) as “resTORbio” or the “Company”) was incorporated in the State of Delaware on July 5, 2016. The Company is a clinical-stage biopharmaceutical company developing innovative medicines that target the biology of aging to prevent or treat aging-related diseases with the potential to extend healthy lifespan. The Company’s principal operations are located in Boston, Massachusetts.

In November 2019, the Company announced that top line data from the PROTECTOR 1 Phase 3 study, evaluating the safety and efficacy of RTB101 in preventing clinically symptomatic respiratory illness in adults age 65 and older, did not meet its primary endpoint and the Company has stopped the development of RTB101 for clinically symptomatic respiratory illness.

In February 2020, the Company retained JMP Securities LLC as a financial advisor to assist it in its evaluation of a broad range of strategic alternatives to enhance stockholder value, including additional capital raising transactions, an acquisition, merger, business combination, licensing and/or other strategic transaction involving the Company.

On April 28, 2020, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with Adicet Bio, Inc. (“Adicet”) and Merger Sub pursuant to which, subject to the satisfaction or waiver of the conditions therein, Adicet will merge with and into Merger Sub (the “Merger”), with Adicet continuing as the surviving company and a wholly owned subsidiary of resTORbio. The Merger Agreement was approved by the members of the Company’s board of directors (the “Board”), and the Board resolved to recommend approval of the Merger Agreement to the Company’s shareholders. The closing of the Merger is subject to approval of the Company shareholders and the satisfaction of customary closing conditions (see Note 14).

From the Company’s inception, it has devoted substantially all of its efforts to business planning, engaging regulatory, manufacturing and other technical consultants, planning and executing clinical trials and raising capital. The Company’s future operations are highly dependent on the success of the merger with Adicet.

1. Organization

resTORbio, Inc. (collectively referred to with its wholly owned, controlled subsidiary, resTORbio Securities Corp. as “resTORbio” or the “the Company”) was incorporated in the State of Delaware on July 5, 2016. The Company is a clinical-stage biopharmaceutical company developing innovative medicines that target the biology of aging to prevent or treat aging-related diseases with the potential to extend healthy lifespan. The Company’s principal operations are located in Boston, Massachusetts.

In November 2019, the Company announced that top line data from the PROTECTOR 1 Phase 3 study, evaluating the safety and efficacy of RTB101 in preventing clinically symptomatic respiratory illness in adults age 65 and older, did not meet its primary endpoint and the Company has stopped the development of RTB101 for clinically symptomatic respiratory illness. In addition, in February 2020, the Company retained JMP Securities LLC as a financial advisor to assist it in its evaluation of a broad range of strategic alternatives to enhance stockholder value, including additional capital raising transactions, an acquisition, merger, business combination, licensing and/or other strategic transaction involving the Company. There is no assurance that the review of strategic alternatives will result in the Company changing its business plan, pursuing any particular transaction, or, if it pursues any such transaction, that it will be completed.

Since inception, the Company has been primarily involved in research and development activities. The Company devotes substantially all of its efforts to product research and development, initial market development and raising capital. The Company has not generated any product revenue related to its primary business purpose to date and is subject to a number of risks similar to those of other early stage companies, including dependence on key individuals, competition from other companies, the need for development of commercially viable products and the need to obtain adequate additional financing to fund the development of its product candidates. The Company is also subject to a number of risks similar to other companies in the life sciences industry, including regulatory approval of products, uncertainty of market acceptance of products, competition from substitute products and larger companies, the need to obtain additional financing, compliance with government regulations, protection of proprietary technology, dependence on third parties, product liability and dependence on key individuals.

Public Offering

On March 22, 2019, the Company completed an underwritten public offering, whereby the Company sold 7,200,000 shares of its common stock at a price of $6.95 per share. The aggregate net proceeds received by the Company from the offering were approximately $46.6 million, after deducting underwriting discounts and commissions and other offering expenses payable by the Company of $3.5 million. In addition, the Company granted the underwriters a 30-day option to purchase up to an additional 1,080,000 shares of common stock at the public offering price, less underwriting discounts and commissions. On April 10, 2019, the Company sold an additional 487,934 shares of its common stock at a price of $6.95 per share. The aggregate net proceeds received by the Company were approximately $3.2 million, after deducting underwriting discounts and commissions and other offering expenses payable by the Company of $0.2 million. The remainder of the option expired unexercised.

At-the-Market Offering

On February 1, 2019, the Company filed a Registration Statement on Form S-3 (the “Shelf”) with the Securities and Exchange Commission (the “SEC”) in relation to the registration of common stock, preferred stock, warrants and/or units of any combination thereof (collectively, the “Securities”). The Company also simultaneously entered into a Controlled Equity Offering Sales Agreement (the “Sales Agreement”) with SVB Leerink LLC and Cantor Fitzgerald & Co. (collectively, the “Sales Agents”), to provide for the offering, issuance and sale by the Company of up to an aggregate of $50.0 million of its common stock from time to time in “at-the-market” offerings under the Shelf and subject to the limitations thereof. The Company will pay to the Sales Agents cash commissions of 3.0 percent of the gross proceeds of sales of common stock under the Sales Agreement. Beginning in June 2019 through September 19, 2019, based on settlement date, the Company sold approximately 688,000 shares of common stock at a weighted-average selling price of $10.18 per share in accordance with the Sales Agreement for aggregate net proceeds of $6.7 million, after payment of cash commissions of 3.0 percent of the gross proceeds to the Sales Agent and incurred issuance costs of approximately $75,000 related to legal, accounting, and other fees in connection with the sale. As of December 31, 2019, $43.0 million remained available for sale under the Sales Agreement.

Liquidity

In the course of its development activities, the Company has sustained operating losses and expects such losses to continue over the next several years. The Company’s ultimate success depends on the outcome of its research and development activities. The Company has incurred net losses from operations since inception and has an accumulated deficit of $154.1 million as of December 31, 2019. As of December 31, 2019, the Company had $91.5 million of cash, cash equivalents, and marketable securities, which the Company believes will be sufficient to fund the Company’s current operating plan through at least the next twelve months from the date of filing this proxy statement/prospectus/information statement.